FUND PROFILE

                                  Premium Bond

                                 INVESTOR CLASS

                                January 15, 1999

                         [american century logo(reg.sm)]
                                    American
                                     Century

--------------------------------------------------------------------------------
This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus has additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest. You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our
Investor Centers.  See the back cover for additional telephone numbers and our address.

                                 BENHAM GROUP


                         AMERICAN CENTURY INVESTMENTS

                                 PREMIUM BOND

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

        Premium  Bond  seeks  a  high  level  of  income  from   investments  in
     longer-term bonds and other debt instruments.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

        The fund managers invest in a variety of high- and medium-grade debt securities payable in both U.S. and foreign currencies. Generally, bonds make up at least 65% of the fund's assets, and shorter-term debt securities round out the portfolio.

        The fund managers primarily invest in investment-grade securities, that is, securities rated in the four highest categories by independent rating organizations. However, the fund managers may invest up to 15% of their assets in fifth-category-rated securities. The fund managers also may invest in unrated securities if the fund managers determine that they are of equivalent credit quality.

        Three basic principles of fixed-income investing impact the fund's management.

     * Bond prices generally move in the opposite direction of interest rates.

     * The longer the maturity of a debt security, the higher its yield, but the greater its price volatility and risk.

     * The lower the credit quality of a debt security, the higher its yield, but the greater its price volatility and risk.

        In light of these principles, the fund's managers pay close attention to the interest rate sensitivity and credit quality of the fund's portfolio. Adjusted duration is one of the tools they use to gauge how much the value of the fund will change if interest rates change. The higher the adjusted duration number, the more the value of the fund will change if interest rates change. The weighted average adjusted duration of the fund's portfolio must be 3.5 years or greater. During periods of rising interest rates, the fund's managers may adopt a shorter portfolio duration in order to reduce the effect of bond price declines on the fund's value. When interest rates are falling and bond prices are rising, they may adopt a longer portfolio duration.

        Additional information about Premium Bond's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING  IN THE FUND?

     * When interest rates change, the amount of income the fund generates will be affected. Generally, when interest rates rise, the fund's income and its share value will decline. The opposite is true when interest rates decline. This interest rate risk is higher for Premium Bond than for funds that have shorter weighted average adjusted durations, such as money market and short-term bond funds.

     * The lowest rated bonds in which the fund may invest, BBB- and BB-rated bonds, contain some speculative characteristics. Having these bonds in the fund's portfolio means the fund's value may go down more if interest rates or other economic conditions change than if the fund contained only higher-rated bonds.

     * As with all funds, at any given time, the value of your shares of Premium Bond may be worth more or less than the price you paid. If you sell your shares when the value is less than the price you paid, you will lose money.

     * An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

        In summary, Premium Bond is designed for investors who want a bond fund with the potential for a higher level of income than is generally provided by money market or short-term bond funds. Investors in the fund must be prepared, however, to weather the generally greater price volatility associated with the longer-term bonds that the fund buys.


PREMIUM BOND                                       AMERICAN CENTURY INVESTMENTS


     FUND PERFORMANCE

        The following bar chart shows the actual performance of Premium Bond's shares for each calendar year since the fund's inception on April 1, 1993. The bar chart indicates the volatility of the fund's historical returns from year to year. Neither the bar chart nor the performance information below it is intended to indicate how the fund will perform in the future.

[bar chart]
     -------------------------------------------------------------------------
     CALENDAR YEAR-BY-YEAR RETURNS
     -------------------------------------------------------------------------
     1998       7.85%
     1997       8.85%
     1996       2.73%
     1995      20.10%
     1994      -4.10%

        The highest and lowest returns of the fund's shares for a calendar quarter during the period reflected by the preceding bar chart are provided in the following chart to indicate the fund's historical short-term volatility. Shareholders should be aware, however, that Premium Bond is intended for investors with a long-term investment horizon and is not managed for short-term results.

[bar chart]
     -------------------------------------------------------------------------
     HIGHEST AND LOWEST QUARTERLY RETURNS
     -------------------------------------------------------------------------
     Quarter Ended  6/30/95            6.82%
     Quarter Ended  3/31/94           -3.47%

        The following table shows the average annual return of the fund's shares for the periods indicated. The Lehman Aggregate Bond Index, an unmanaged index that reflects no operating costs, is included as a benchmark for performance comparisons. It consists of the Lehman Government/Corporate Index and the Lehman Mortgage-Backed Securities Index and reflects the price fluctuations of Treasury securities, U.S. government agency securities, corporate bond issues and mortgage-backed securities.

                                  1 YEAR       5 YEARS    LIFE OF FUND
     -------------------------------------------------------------------------
     AVERAGE ANNUAL TOTAL RETURNS (PERIOD ENDED DECEMBER 31, 1998)
     -------------------------------------------------------------------------
     Premium Bond                  7.85%        6.79%         6.70%
     Lehman Aggregate Bond Index   8.69%        7.72%         7.72%

For current performance information, including yields, please call us or access our Web site.

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

        There are no sales loads, fees or other charges to buy fund shares directly from American Century, to reinvest dividends in additional shares, to exchange into the Investor Class shares of other American Century funds, or to redeem your shares. The following table describes the fees and expenses that you will pay if you buy and hold shares of the fund.

     -------------------------------------------------------------------------
     ANNUAL FUND OPERATING EXPENSES
     (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
     -------------------------------------------------------------------------
     Management Fee                            0.45%
     Distribution and Service (12b-1) Fees     None
     Other Expenses(1)                         0.00%
     Total Annual Fund Operating Expenses      0.45%

        (1)Other expenses, which include the fees and expenses of the fund's independent directors, their legal counsel, interest and extraordinary expenses, were less than 0.005% for the most recent fiscal year.

           EXAMPLE

              Assuming you . . .
              *   invest $10,000 in the fund
              *   redeem your shares at the end of the periods shown below
              *   earn a 5% return each year
              *   incur the same fund operating expenses shown above

               . . . your cost of investing in the fund would be:

                 1 year           3 years          5 years           10 years
                  $46              $144             $252               $566

               Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND  PORTFOLIO MANAGERS?

        American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. The portfolio managers on the Premium Bond team are identified below:

        NORMAN E. HOOPS, Senior Vice President and Portfolio Manager, has been a member of the team that manages Premium Bond since its inception in April 1993. He joined American Century as Vice President and Portfolio Manager in November 1989. In April 1993, he became Senior Vice President. He has a bachelor of arts from Indiana University and an MBA from Butler University


FUND PROFILE                                                       PREMIUM BOND


        JEFFREY L. HOUSTON, Portfolio Manager, has been a member of the team that manages Premium Bond since June 1995. He joined American Century in 1990 as an Investment Analyst and was promoted in 1994 to Portfolio Manager. He has a bachelor of arts from the University of Delaware and an MBA from Syracruse University. He is a Chartered Financial Analyst.

6. HOW DO I BUY FUND SHARES?

    *   Complete and return the enclosed application
    *   Call us and exchange shares from another American Century fund
    *   Call us and send your investment by bank wire transfer

        Your initial investment must be at least $100,000. If the value of your account falls below this account minimum, your shares may be redeemed involuntarily.

7. HOW DO I SELL FUND SHARES?

        You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in Premium Bond for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

     Dividends of net income are declared and available for redemption daily. They will be paid monthly on the last Friday of each month. Premium Bond pays distributions of realized capital gains, if any, once a year, usually in December. Distributions may be taxable as ordinary income, capital gains or a combination of the two. Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold. Distributions are reinvested automatically in additional shares unless you choose another option.

9. WHAT SERVICES ARE AVAILABLE?

        American Century offers several ways to make it easier for you to manage your account, such as:

     *  telephone transactions
     *  wire and electronic funds transfers
     *  24-hour Automated Information Line transactions
     *  24-hour online Internet account access and transactions

        You will find more information about these choices in our Investor Services Guide, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

        Information contained in our Investor Services Guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or through a financial intermediary

        If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American Century funds, and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call an Institutional Service Representative at 1-800-345-3533.

--------------------------------------------------------------------------------
[american century logo(reg.sm)]
American
Century

AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

WWW.AMERICANCENTURY.COM

INVESTOR SERVICES
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

CORPORATE; NOT-FOR-PROFIT; FOUNDATIONS; ENDOWMENTS; KEOGH; SEP- , SARSEP- , AND SIMPLE-IRA; AND 403(B) SERVICES
1-800-345-3533

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

FAX
816-340-7962

SH-PRF-14844   9901                                     Funds Distributor, Inc.

                                 FUND PROFILE

                            Premium Capital Reserve

                                INVESTOR CLASS

                               January 15, 1999

                        [american century logo(reg.sm)]
                                    American
                                    Century

--------------------------------------------------------------------------------
This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus has additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest. You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our
Investor Centers.  See the back cover for additional telephone numbers and our address.

                                 BENHAM GROUP


                         AMERICAN CENTURY INVESTMENTS

                            PREMIUM CAPITAL RESERVE

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

        Premium Capital Reserve is a money market fund that seeks to earn the highest level of current income while preserving the value of your investment.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

        The fund earns its income by investing in high-quality,  cash-equivalent
     securities.   These   securities  are  short-term   obligations  of  banks,
     governments and corporations that are payable in U.S. dollars.

        Additional information about Premium Capital Reserve's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING  IN THE FUND?

     * An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

     * Because cash-equivalent securities are among the safest securities available, the interest they pay is among the lowest for income-paying securities. Accordingly, the yield on this fund will likely be lower than for funds that invest in longer-term or lower-quality securities.

     FUND PERFORMANCE

        The following bar chart shows the actual performance of Premium Capital Reserve's shares for each calendar year since the fund's inception on April 1, 1993. The bar chart indicates the volatility of the fund's historical returns from year to year. Neither the bar chart nor the performance information below it is intended to indicate how the fund will perform in the future.

[bar chart]
     -------------------------------------------------------------------------
     CALENDAR YEAR-BY-YEAR RETURNS
     -------------------------------------------------------------------------
     1998      5.29%
     1997      5.31%
     1996      5.16%
     1995      5.70%
     1994      3.97%

        The highest and lowest returns of the fund's shares for a calendar quarter during the period reflected by the preceding bar chart are provided in the following chart to indicate the fund's historical short-term volatility.

[bar chart]
     -------------------------------------------------------------------------
     HIGHEST AND LOWEST QUARTERLY RETURNS
     -------------------------------------------------------------------------
     Quarter Ended  6/30/95            1.43%
     Quarter Ended  3/31/94            0.72%


PREMIUM CAPITAL RESERVE                            AMERICAN CENTURY INVESTMENTS


        The following table shows the average annual return of the fund's shares for the periods indicated. The 90-Day Treasury Bill Index, an unmanaged index that reflects no operating costs, is included as a benchmark for performance comparisons. It is derived from secondary market interest rates as published by the Federal Reserve Bank.


                                1 YEAR       5 YEARS     LIFE OF FUND
     -------------------------------------------------------------------------
     AVERAGE ANNUAL TOTAL RETURNS (PERIOD ENDED DECEMBER 31, 1998)
     -------------------------------------------------------------------------
     Premium Capital Reserve     5.29%        5.09%         4.78%
     90 Day Treasury Bill Index  4.50%        4.95%         4.70%

     For current performance information, including yields, please call us or access our Web site.

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

        There are no sales loads, fees or other charges to buy fund shares directly from American Century, to reinvest dividends in additional shares, to exchange into the Investor Class shares of other American Century funds, or to redeem your shares. The following table describes the fees and expenses that you will pay if you buy and hold shares of the fund.

     -------------------------------------------------------------------------
     ANNUAL FUND OPERATING EXPENSES
     (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
     -------------------------------------------------------------------------
     Management Fee                            0.45%
     Distribution and Service (12b-1) Fees     None
     Other Expenses(1)                         0.00%
     Total Annual Fund Operating Expenses      0.45%

        (1)Other expenses, which include the fees and expenses of the fund's independent directors, their legal counsel, interest and extraordinary expenses, were less than 0.005% for the most recent fiscal year.

           EXAMPLE

              Assuming you . . .
              *   invest $10,000 in the fund
              *   redeem your shares at the end of the periods shown below
              *   earn a 5% return each year
              *   incur the same fund operating expenses shown above

               . . . your cost of investing in the fund would be:

                 1 year           3 years          5 years           10 years
                  $46              $144             $252               $566

               Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND  PORTFOLIO MANAGERS?

        American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. The portfolio managers on the Premium Capital Reserve team are identified below:

        JOHN F. WALSH, Portfolio Manager, has been a member of the team that manages Premium Capital Reserve since May 1997. He joined American Century in February 1996 as an Investment Analyst, a position he held until May 1997. At that time he was promoted to Portfolio Manager. Prior to joining American Century, Mr. Walsh served as an Assistant Vice President and Analyst at First Interstate Bank, Los Angeles, California. He has a bachelor's degree in marketing from Loyola Marymount and an MBA in finance from Creighton University.

        DENISE TABACCO, Portfolio Manager, has been a member of the team that manages Premium Capital Reserve since November 1996. She joined American Century in 1988, becoming a member of its portfolio department in 1991. In 1995 she assumed her current position as a Portfolio Manager. She has a bachelor's degree in accounting from San Diego State University and an MBA degree in finance from Golden Gate University

6. HOW DO I BUY FUND SHARES?

    *   Complete and return the enclosed application
    *   Call us and exchange shares from another American Century fund
    *   Call us and send your investment by bank wire transfer

        Your initial investment must be at least $100,000. If the value of your account falls below this account minimum, your shares may be redeemed involuntarily.

7. HOW DO I SELL FUND SHARES?

        You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in Premium Capital Reserve for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.


FUND PROFILE                                            PREMIUM CAPITAL RESERVE


8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

        Dividends are declared and available for redemption daily. Because the fund is a money market fund, its distributions generally will be taxed as ordinary income. If the fund's share price were to go up or down, its annual distributions also could include capital gains or losses. Distributions are reinvested automatically in additional shares unless you choose another option.

9. WHAT SERVICES ARE AVAILABLE?

        American Century offers several ways to make it easier for you to manage your account, such as:

     *  telephone transactions
     *  wire and electronic funds transfers
     *  24-hour Automated Information Line transactions
     *  24-hour online Internet account access and transactions

        You will find more information about these choices in our Investor Services Guide, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

        Information contained in our Investor Services Guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or through a financial intermediary

        If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American Century funds, and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call an Institutional Service Representative at 1-800-345-3533.


--------------------------------------------------------------------------------
[american century logo(reg.sm)]
American
Century

AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

WWW.AMERICANCENTURY.COM

INVESTOR SERVICES
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

CORPORATE; NOT-FOR-PROFIT; FOUNDATIONS; ENDOWMENTS; KEOGH; SEP- , SARSEP- , AND SIMPLE-IRA; AND 403(B) SERVICES
1-800-345-3533

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

FAX
816-340-7962

SH-PRF-14845   9901                                     Funds Distributor, Inc.

                                 FUND PROFILE

                          Premium Government Reserve

                                INVESTOR CLASS

                               January 15, 1999

                        [american century logo(reg.sm)]
                                    American
                                    Century

--------------------------------------------------------------------------------
This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus has additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest. You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our
Investor Centers.  See the back cover for additional telephone numbers and our address.

                                 BENHAM GROUP


                         AMERICAN CENTURY INVESTMENTS

                          PREMIUM GOVERNMENT RESERVE

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

        Premium Government Reserve is a money market fund that seeks to earn the highest level of current income while preserving the value of your investment.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

        The fund earns its income by investing in very short-term U.S. government securities. These securities are short-term obligations of the U.S. government, its agencies and instrumentalities.

        Additional information about Premium Government Reserve's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING  IN THE FUND?

     * An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

     * Because very short-term securities are among the safest securities available, the interest they pay is among the lowest for income-paying securities. Accordingly, the yield on this fund will likely be lower than for funds that invest in longer-term or lower-quality securities.

     FUND PERFORMANCE

        The  following  bar  chart  shows  the  actual  performance  of  Premium
     Government Reserve's shares for each calendar year since the fund's inception on April 1, 1993. The bar chart indicates the volatility of the fund's historical returns from year to year. Neither the bar chart nor the performance information below it is intended to indicate how the fund will perform in the future.

[bar chart]
     -------------------------------------------------------------------------
     CALENDAR YEAR-BY-YEAR RETURNS
     -------------------------------------------------------------------------
     1998       5.15%
     1997       5.20%
     1996       5.10%
     1995       5.63%
     1994       3.90%

        The highest and lowest returns of the fund's shares for a calendar quarter during the period reflected by the preceding bar chart are provided in the following chart to indicate the fund's historical short-term volatility.

[bar chart]
     -------------------------------------------------------------------------
     HIGHEST AND LOWEST QUARTERLY RETURNS
     -------------------------------------------------------------------------
     Quarter Ended  6/30/95            1.42%
     Quarter Ended  3/31/94           -0.69%

        The following table shows the average annual return of the fund's shares for the periods indicated. The 90-Day Treasury Bill Index, an unmanaged index that reflects no operating costs, is included as a benchmark for performance comparisons. The index is derived from secondary market interest rates as published by the Federal Reserve Bank.


PREMIUM GOVERNMENT RESERVE                          AMERICAN CENTURY INVESTMENTS


                                 1 YEAR       5 YEARS     LIFE OF FUND
     -------------------------------------------------------------------------
     AVERAGE ANNUAL TOTAL RETURNS (PERIOD ENDED DECEMBER 31, 1998)
     -------------------------------------------------------------------------
     Premium Government Reserve   5.15%        4.99%         4.69%
     90-Day Treasury Bill Index   4.50%        4.95%         4.70%

     For current performance information, including yields, please call us or access our Web site.

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

        There are no sales loads, fees or other charges to buy fund shares directly from American Century, to reinvest dividends in additional shares, to exchange into the Investor Class shares of other American Century funds, or to redeem your shares. The following table describes the fees and expenses that you will pay if you buy and hold shares of the fund.

     -------------------------------------------------------------------------
     ANNUAL FUND OPERATING EXPENSES
     (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
     -------------------------------------------------------------------------
     Management Fee                            0.45%
     Distribution and Service (12b-1) Fees     None
     Other Expenses(1)                         0.00%
     Total Annual Fund Operating Expenses      0.45%

        (1)Other expenses, which include the fees and expenses of the fund's independent directors, their legal counsel, interest and extraordinary expenses, were less than 0.005% for the most recent fiscal year.

           EXAMPLE

              Assuming you . . .
              *   invest $10,000 in the fund
              *   redeem your shares at the end of the periods shown below
              *   earn a 5% return each year
              *   incur the same fund operating expenses shown above

                . . . your cost of investing in the fund would be:

                 1 year           3 years          5 years           10 years
                  $46              $144             $252               $566

               Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. WHO ARE THE FUND'S INVESTMENT ADVISOR  AND PORTFOLIO MANAGERS?

        American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. The portfolio managers on the Premium Government Reserve team are identified below:

        AMY O'DONNELL, Portfolio Manager, has been a member of the team that manages Premium Government Reserve since April 1997. She joined American Century in 1987, becoming a member of its portfolio department in 1988. In 1992 she assumed her current position as a Portfolio Manager. She has a bachelor's degree in business administration and an MBA in finance from California State University - Hayward.

        DENISE TABACCO, Portfolio Manager, has been a member of the team that manages Premium Government Reserve since November 1996. She joined American Century in 1988, becoming a member of its portfolio department in 1991. In 1995 she assumed her current position as a Portfolio Manager. She has a bachelor's degree in accounting from San Diego State University and an MBA in finance from Golden Gate University

6. HOW DO I BUY FUND SHARES?

    *   Complete and return the enclosed application
    *   Call us and exchange shares from another American Century fund
    *   Call us and send your investment by bank wire transfer

        Your initial investment must be at least $100,000. If the value of your account falls below this account minimum, your shares may be redeemed involuntarily.

7. HOW DO I SELL FUND SHARES?

        You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in Premium Government Reserve for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.


FUND PROFILE                                         PREMIUM GOVERNMENT RESERVE


8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

        Dividends are declared and available for redemption daily. Because the fund is a money market fund, its distributions generally will be taxed as ordinary income. If the fund's share price were to go up or down, its annual distributions also could include capital gains or losses. Distributions are reinvested automatically in additional shares unless you choose another option.

9. WHAT SERVICES ARE AVAILABLE?

        American Century offers several ways to make it easier for you to manage your account, such as:

     *  telephone transactions
     *  wire and electronic funds transfers
     *  24-hour Automated Information Line transactions
     *  24-hour online Internet account access and transactions

        You will find more information about these choices in our Investor Services Guide, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

        Information contained in our Investor Services Guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or through a financial intermediary

        If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American Century funds, and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call an Institutional Service Representative at 1-800-345-3533.

--------------------------------------------------------------------------------
[american century logo(reg.sm)]
American
Century

AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

WWW.AMERICANCENTURY.COM

INVESTOR SERVICES
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

CORPORATE; NOT-FOR-PROFIT; FOUNDATIONS; ENDOWMENTS; KEOGH; SEP- , SARSEP- , AND SIMPLE-IRA; AND 403(B) SERVICES
1-800-345-3533

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

FAX
816-340-7962

SH-PRF-14846   9901                                     Funds Distributor, Inc.